Selling expenses	12 Months Ended
Dec. 31, 2025
Selling Expenses
Selling expenses

Note 6. Selling expenses

	For the year ended December 31,
(SEK in thousands)	2025	2024
Staff costs	(67,786)	(145,407)
Advertising costs	(556)	(8,678)
Professional services	(8,324)	(7,820)
Depreciation and amortization	(1,814)	-
IT and software expenses	(171)	(3,495)
Other costs	(753)	(17,197)
Total selling expenses	(79,404)	(182,597)